Accounting policies - Measurement of FA and FL and recognition of FV changes - Levels 2 and 3 FV Assets (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial assets	$ 1,743,889	$ 1,616,873
Fair value
Financial instruments
Financial assets	810,717	768,692
Fair value | Level 2
Financial instruments
Financial assets	396,055	407,739
Fair value | Level 3
Financial instruments
Financial assets	1,070	4,249	$ 622	$ 3,813
Fair value | Level 2 and 3
Financial instruments
Financial assets	397,125	411,988
Debt and equity instruments | Fair value | Level 3
Financial instruments
Financial assets	54	54
Trading derivative assets | Fair value | Level 3
Financial instruments
Financial assets	70	139	622	938
Debt instruments
Financial instruments
Financial assets	466,396	513,568
Equity investments
Financial instruments
Financial assets	4,760	3,563
Loans and advances - Credit institutions
Financial instruments
Financial assets	143,052	94,978
Loans and advances - Customers
Financial instruments
Financial assets	817,869	751,053
Loans and advances - Customers | Fair value | Level 3
Financial instruments
Financial assets	946	4,056		2,875
Financial assets at fair value through profit or loss category | Fair value
Financial instruments
Financial assets	484,987	361,615
Financial assets at fair value through profit or loss category | Fair value | Level 2
Financial instruments
Financial assets	374,644	255,403
Financial assets at fair value through profit or loss category | Fair value | Level 3
Financial instruments
Financial assets	70	139
Financial assets at fair value through profit or loss category | Fair value | Level 2 and 3
Financial instruments
Financial assets	374,714	255,542
Financial assets at fair value through profit or loss category | Debt and equity instruments | Fair value | Level 2
Financial instruments
Financial assets	24,043	49,404
Financial assets at fair value through profit or loss category | Debt and equity instruments | Fair value | Level 2 and 3
Financial instruments
Financial assets	24,043	49,404
Financial assets at fair value through profit or loss category | Interest rate options | Fair value | Level 2
Financial instruments
Financial assets	1,277	711
Financial assets at fair value through profit or loss category | Interest rate options | Fair value | Level 2 and 3
Financial instruments
Financial assets	1,277	711
Financial assets at fair value through profit or loss category | Market index options | Fair value | Level 2
Financial instruments
Financial assets	170	130
Financial assets at fair value through profit or loss category | Market index options | Fair value | Level 2 and 3
Financial instruments
Financial assets	170	130
Financial assets at fair value through profit or loss category | Market index options, European options | Fair value | Level 2
Financial instruments
Financial assets		11
Financial assets at fair value through profit or loss category | Market index options, European options | Fair value | Level 2 and 3
Financial instruments
Financial assets		11
Financial assets at fair value through profit or loss category | Market index options, Quanto options | Fair value | Level 2
Financial instruments
Financial assets	152	115
Financial assets at fair value through profit or loss category | Market index options, Quanto options | Fair value | Level 2 and 3
Financial instruments
Financial assets	152	115
Financial assets at fair value through profit or loss category | Market index options, Auto callable | Fair value | Level 2
Financial instruments
Financial assets	1	4
Financial assets at fair value through profit or loss category | Market index options, Auto callable | Fair value | Level 2 and 3
Financial instruments
Financial assets	1	4
Financial assets at fair value through profit or loss category | Market index options, Asian (Quanto) | Fair value | Level 2
Financial instruments
Financial assets	17
Financial assets at fair value through profit or loss category | Market index options, Asian (Quanto) | Fair value | Level 2 and 3
Financial instruments
Financial assets	17
Financial assets at fair value through profit or loss category | Exchange rate options | Fair value | Level 2
Financial instruments
Financial assets	2,321	1,874
Financial assets at fair value through profit or loss category | Exchange rate options | Fair value | Level 2 and 3
Financial instruments
Financial assets	2,321	1,874
Financial assets at fair value through profit or loss category | Exchange rate options, European barrier | Fair value | Level 2
Financial instruments
Financial assets	5
Financial assets at fair value through profit or loss category | Exchange rate options, European barrier | Fair value | Level 2 and 3
Financial instruments
Financial assets	5
Financial assets at fair value through profit or loss category | Exchange rate options, Barrier options | Fair value | Level 2
Financial instruments
Financial assets	3
Financial assets at fair value through profit or loss category | Exchange rate options, Barrier options | Fair value | Level 2 and 3
Financial instruments
Financial assets	3
Financial assets at fair value through profit or loss category | Exchange rate options, European options | Fair value | Level 2
Financial instruments
Financial assets	2,313	1,874
Financial assets at fair value through profit or loss category | Exchange rate options, European options | Fair value | Level 2 and 3
Financial instruments
Financial assets	2,313	1,874
Financial assets at fair value through profit or loss category | Debt instruments
Financial instruments
Financial assets	130,249	110,975
Financial assets at fair value through profit or loss category | Equity investments
Financial instruments
Financial assets	4,063	2,764
Financial assets at fair value through profit or loss category | Swaps | Fair value | Level 2
Financial instruments
Financial assets	218,036	129,668
Financial assets at fair value through profit or loss category | Swaps | Fair value | Level 3
Financial instruments
Financial assets	70	139
Financial assets at fair value through profit or loss category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial assets	218,106	129,807
Financial assets at fair value through profit or loss category | Exchange rate futures | Fair value | Level 2
Financial instruments
Financial assets	6,938	5,130
Financial assets at fair value through profit or loss category | Exchange rate futures | Fair value | Level 2 and 3
Financial instruments
Financial assets	6,938	5,130
Financial assets at fair value through profit or loss category | Loans and advances - Credit institutions | Fair value | Level 2
Financial instruments
Financial assets	102,652	58,486
Financial assets at fair value through profit or loss category | Loans and advances - Credit institutions | Fair value | Level 2 and 3
Financial instruments
Financial assets	102,652	58,486
Financial assets at fair value through profit or loss category | Loans and advances - Customers | Fair value | Level 2
Financial instruments
Financial assets	19,207	10,000
Financial assets at fair value through profit or loss category | Loans and advances - Customers | Fair value | Level 2 and 3
Financial instruments
Financial assets	19,207	10,000
Financial assets designated at fair value through profit or loss | Loans and advances - Credit institutions
Financial instruments
Financial assets	102,652	58,486
Financial assets designated at fair value through profit or loss | Loans and advances - Customers
Financial instruments
Financial assets	19,207	10,000
Financial assets at fair value through other comprehensive income category | Fair value
Financial instruments
Financial assets	315,549	395,829
Financial assets at fair value through other comprehensive income category | Fair value | Level 2
Financial instruments
Financial assets	11,230	141,088
Financial assets at fair value through other comprehensive income category | Fair value | Level 3
Financial instruments
Financial assets	1,000	4,110
Financial assets at fair value through other comprehensive income category | Fair value | Level 2 and 3
Financial instruments
Financial assets	12,230	145,198
Financial assets at fair value through other comprehensive income category | Debt instruments
Financial instruments
Financial assets	313,906	390,974	$ 355,321	$ 233,463
Financial assets at fair value through other comprehensive income category | Debt instruments | Fair value | Level 2
Financial instruments
Financial assets	11,230	141,088
Financial assets at fair value through other comprehensive income category | Debt instruments | Fair value | Level 2 and 3
Financial instruments
Financial assets	11,230	141,088
Financial assets at fair value through other comprehensive income category | Equity investments
Financial instruments
Financial assets	697	799
Financial assets at fair value through other comprehensive income category | Equity investments | Fair value | Level 3
Financial instruments
Financial assets	54	54
Financial assets at fair value through other comprehensive income category | Equity investments | Fair value | Level 2 and 3
Financial instruments
Financial assets	54	54
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers
Financial instruments
Financial assets	946	4,056
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Fair value | Level 3
Financial instruments
Financial assets	946	4,056
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Fair value | Level 2 and 3
Financial instruments
Financial assets	946	4,056
Hedging derivatives category | Fair value
Financial instruments
Financial assets	10,181	11,248
Hedging derivatives category | Fair value | Level 2
Financial instruments
Financial assets	10,181	11,248
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial assets	10,181	11,248
Hedging derivatives category | Swaps | Fair value | Level 2
Financial instruments
Financial assets	5,112	6,015
Hedging derivatives category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial assets	5,112	6,015
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2
Financial instruments
Financial assets	5,069	5,233
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2 and 3
Financial instruments
Financial assets	$ 5,069	$ 5,233